Investment Strategy - First Trust Bloomberg Space Economy ETF	Jul. 02, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the total return performance of the Index, which includes dividends paid by the securities in the Index. The Fund will generally employ a full replication strategy, meaning that it will normally invest in all of the securities comprising the Index in proportion to their weightings in the Index. The Index is developed, maintained and sponsored by Bloomberg Index Services Limited (the “Index Provider”). The Index is a rules-based index, however, the Index Provider reserves the right to use qualitative judgment to include, exclude, adjust, or postpone the inclusion of a stock in the Index which is the ordinary course discretion that the Index Provider has to modify which securities qualify for inclusion in the Index in accordance with the rules of its selection methodology. While the Index Provider may consult with First Trust Advisors L.P. (“First Trust”), the Fund’s investment advisor, prior to effectuating a material change to the Index methodology, First Trust maintains no discretion with regard to the compilation and composition of the Index or any changes thereto as such discretion ultimately lies with the Index Provider.According to the Index Provider, the Index is constructed to track the performance of companies that are exposed to any of the following categories (collectively, "Space") utilizing data from Bloomberg Intelligence ("BI").Exposure Categories●Space Domain Awareness: Companies that provide detection, tracking and characterization of threats in space.●Launch and Space Transportation: Companies that provide the manufacturing of rockets, launch infrastructure and rocket components. ●Satellites and Communications: Companies that provide deployment, operation, and maintenance of satellite constellations (coordinated groups of satellites that work together as a system).●Space Data & Artificial Intelligence (“AI”): Companies that are leveraging satellite constellations, advanced sensors and AI-driven analytics to generate information from space-based data.Of the companies eligible for inclusion, the Index selects up to the top 50 companies based on a combination of the Revenue Assessment (as defined below) and market capitalization (such companies comprising the Index as determined by BI, the "Space Economy" and each, a "Space Economy Company").The Index’s starting universe consists of all the securities comprising the Bloomberg World Aggregate Universe, which is a comprehensive suite of benchmark indices tracking the top 99% of the available "free float market capitalization" (as defined below) in 47 developed and emerging market countries. In comprising the Space Economy, BI applies a review and analysis process across the identified universe to inform BI’s view on each company’s current, and potential near-term, relevancy to Space across two core categories: (1) revenue exposure and (2) theme exposure. BI assesses a company’s revenue exposure and theme exposure through a “Revenue Assessment” and “Theme Assessment,” respectively. The Index Provider assigns a company into a “Gold Tier,” “Silver Tier” or “Bronze Tier” based on the combined Revenue Assessment and Theme Assessment (the sum of both assessments) using data from BI. Only companies in the Gold and Silver Tiers are eligible for inclusion in the Index.The Revenue Assessment reflects BI’s view of a company’s current and potential near-term (i.e., 3 to 5 years) revenue exposure to Space. The Revenue Assessment is determined based on a holistic review of a company's current revenue that considers potential near term (i.e., 3-5 years) revenue projections. A Revenue Assessment of “1” reflects BI’s assessment that more than 50% of a company's total revenue is tied or is expected to be tied to Space, an assessment of “2” reflects BI's view that 20-50% of a company's total revenue is tied or is expected to be tied to Space and an assessment of “3” reflects BI's view that less than 20% of a company’s total revenue exposure is tied or is expected to be tied to Space.The Theme Assessment aims to capture each company’s positioning and ability to execute within the Space competitive landscape. The Theme Assessment relies on the availability of fundamental data for each company and on BI analysts’ expertise and history following industries and companies. To support the Theme Assessment process, BI captures across companies a series of data points to inform a perspective on relevant issues, including a company’s potential ability to ramp production, relevant capital allocation trends, current relationship and reputation with customers, and access to capital. Quantitative operational data is used to assess companies wherever possible, but BI analyst assessment of other publicly available company information and industry knowledge is also considered. A Theme Assessment of “1” means a company is viewed as having the highest exposure to Space, an assessment of “2” means medium exposure and an assessment of “3” means lowest exposure.In order to be eligible for inclusion in the Gold Tier, companies must have a combined Revenue Assessment and Theme Assessment of between 2 and 4. In order to be eligible for inclusion in the Silver Tier, companies must have a combined Revenue Assessment and Theme Assessment equal to 5. Companies with a combined Revenue Assessment and Theme Assessment of 6 or higher are classified in the Bronze Tier and are not eligible for inclusion in the Index.To be eligible for the Index, a security must also meet the size, liquidity and exchange requirements of the Index. Only one security per issuer may be included in the Index. From this list of eligible securities, the Index assigns a relative preference to Gold Tier companies in the selection process. Securities are ranked sequentially by: (1) tier assignment, with Gold Tier ranked ahead of Silver Tier; (2) Revenue Assessment, with higher revenue exposure ranked first; and (3) issuer free float market capitalization, with larger companies ranked first. Specifically, from the eligible securities within the Gold Tier, the securities with a Revenue Assessment of 1 (i.e., the highest Revenue Assessment) are selected for inclusion in order of largest to smallest free float market capitalization. Issuer "free float market capitalization" refers to the aggregate market capitalization (meaning share price multiplied by the number of shares readily available in the market) of the securities for a particular issuer. If there are less than 50 securities selected, eligible securities within the Gold Tier with a Revenue Assessment of 2 are selected in descending order of free float market capitalization. If there are still less than 50 securities, eligible securities within the Gold Tier with a Revenue Assessment of 3 are selected in descending order of free float market capitalization. If there are still less than 50 securities selected, eligible securities within the Silver Tier will be included in descending order of Revenue Assessment and free float market capitalization. The Index selects up to 50 securities for inclusion from the sorted list. If fewer than 50 securities satisfy the Index’s eligibility requirements at the time of reconstitution, the Index will be comprised of all eligible securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in Space Economy Companies. The Fund will select up to 50 companies for inclusion in its portfolio.The Index is modified market capitalization weighted where the market capitalization of a company is adjusted for its Revenue Assessment and issuer free float market capitalization. The modified market capitalization of a single security, also referred to as its “Revenue Intensity,” is determined by multiplying the security’s issuer free float market capitalization by a “Revenue Intensity Multiplier” that corresponds to the security’s Revenue Assessment. The weight of any single security within the Gold Tier shall not exceed 4.5%, the weight of any single security within the Silver Tier shall not exceed 3%, and no security's weight shall be below 0.10%. Any excess weight resulting from the application of these caps is redistributed proportionally to all remaining uncapped securities. This process is repeated iteratively until all weight constraints are satisfied. "Tracking stocks" are also eligible for inclusion in the Index, but the Fund expects that substantially all of its investments will be in common stocks and depositary receipts. A tracking stock is an equity security issued by a parent company that tracks the financial performance of a particular segment or division and trades in the open market separately from the parent company’s stock. The Index may be composed of common stocks and depositary receipts and may contain developed or emerging market securities that trade on non-U.S. exchanges and are denominated in non-U.S. dollar currencies.The Index is rebalanced and reconstituted quarterly in January, April, July and October, and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. As of June 29, 2026, the Index had a market capitalization range between $670 million and $277 billion. The Fund will be concentrated (i.e., invest more than 25% of Fund assets) in an industry or a group of industries to the extent that the Index is so concentrated. As of June 29, 2026, the Index was composed of 50 securities and had significant exposure to industrials companies, although this may change from time to time. The Fund's investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of June 29, 2026. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector or industry, the Fund may be exposed to the risks associated with that jurisdiction or investment sector or industry.The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the total return performance of the Index, which includes dividends paid by the securities in the Index. The Fund will generally employ a full replication strategy, meaning that it will normally invest in all of the securities comprising the Index in proportion to their weightings in the Index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the securities that comprise the Index.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated (i.e., invest more than 25% of Fund assets) in an industry or a group of industries to the extent that the Index is so concentrated. As of June 29, 2026, the Index was composed of 50 securities and had significant exposure to industrials companies, although this may change from time to time.